Bright Rock Mid Cap Growth Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Aerospace & Defense - 2.3%
HEICO Corp.	7,000	$2,218,370

Beverages - 4.2%
Monster Beverage Corp. (a)	53,000	3,974,470

Capital Markets - 3.5%
FactSet Research Systems, Inc.	6,000	1,663,620
Morningstar, Inc.	7,500	1,611,450
		3,275,070

Commercial Services & Supplies - 6.3%
Copart, Inc. (a)	75,000	2,923,500
Rollins, Inc.	50,250	3,089,370
		6,012,870

Communications Equipment - 6.2%
Arista Networks, Inc. (a)	45,000	5,880,600

Construction Materials - 2.5%
Vulcan Materials Co.	8,000	2,377,920

Consumer Staples Distribution & Retail - 1.6%
Sysco Corp.	20,000	1,524,000

Containers & Packaging - 2.3%
AptarGroup, Inc.	17,500	2,183,125

Electrical Equipment - 3.7%
AMETEK, Inc.	17,500	3,463,075

Electronic Equipment, Instruments & Components - 6.4%
Amphenol Corp. - Class A	43,000	6,058,700

Financial Services - 3.6%
Jack Henry & Associates, Inc.	19,600	3,419,808

Food Products - 4.0%
The Hershey Co.	20,000	3,761,600

Health Care Equipment & Supplies - 12.0%
Edwards Lifesciences Corp. (a)	25,000	2,166,750
IDEXX Laboratories, Inc. (a)	7,000	5,270,160
ResMed, Inc.	15,500	3,965,365
		11,402,275

Health Care Providers & Services - 0.9%
Chemed Corp.	2,000	878,380

Hotels, Restaurants & Leisure - 1.1%
Chipotle Mexican Grill, Inc. (a)	30,000	1,035,600

Household Products - 1.2%
Clorox Co.	10,400	1,122,576

Insurance - 2.0%
Arthur J Gallagher & Co.	7,500	1,857,150

Interactive Media & Services - 2.0%
Pinterest, Inc. - Class A (a)	74,000	1,932,880

Life Sciences Tools & Services - 1.5%
West Pharmaceutical Services, Inc.	5,000	1,386,250

Machinery - 2.5%
Lincoln Electric Holdings, Inc.	10,000	2,394,300

Oil, Gas & Consumable Fuels - 6.0%
Coterra Energy, Inc.	50,000	1,342,000
DT Midstream, Inc.	15,000	1,821,900
ONEOK, Inc.	34,850	2,537,777
		5,701,677

Software - 7.6%
Bentley Systems, Inc. - Class B	50,000	2,098,000
PTC, Inc. (a)	12,500	2,192,875
Tyler Technologies, Inc. (a)	6,250	2,935,125
		7,226,000

Specialty Retail - 6.1%
Ross Stores, Inc.	8,000	1,410,880
Tractor Supply Co.	80,000	4,382,400
		5,793,280

Textiles, Apparel & Luxury Goods - 1.9%
Lululemon Athletica, Inc. (a)	10,000	1,841,800

Trading Companies & Distributors - 4.3%
Fastenal Co.	101,600	4,104,640
TOTAL COMMON STOCKS (Cost $40,013,788)		90,826,416

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.3%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Institutional Class, 3.90% (b)	4,128,423	4,128,423
TOTAL MONEY MARKET FUNDS (Cost $4,128,423)		4,128,423

TOTAL INVESTMENTS - 100.0% (Cost $44,142,211)		94,954,839
Other Assets in Excess of Liabilities - 0.0% (c)		14,287
TOTAL NET ASSETS - 100.0%		$94,969,126

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Bright Rock Mid Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$90,826,416	$–	$–	$90,826,416
Money Market Funds	4,128,423	–	–	4,128,423
Total Investments	$94,954,839	$–	$–	$94,954,839

Refer to the Schedule of Investments for further disaggregation of investment categories.